Note 45 Transactions with members of the Board of Directors and Senior Management (Details) - EUR (€) € in Thousands	Jun. 30, 2026		Dec. 31, 2025
Director [Member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties	€ 1,738		€ 1,741
Bank guarantees to related parties	0		0
Related parties [member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties	1,798		204
Bank guarantees to related parties	0		0
Senior management [Member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties	4,558	[1]	5,285
Bank guarantees to related parties	10	[1]	10
Related parties of senior management [Member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties	946		369
Bank guarantees to related parties	€ 0		€ 0

[1]	(1) Excluding executive directors.